Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Line of Credit

Note 6 – Line of Credit

The Company, through the SportsHub Acquisition, has available a variable rate (8.75% as of June 30, 2023) bank line of credit for $5,000,000, expiring June 15, 2025. There was $5,000,000 outstanding as of June 30, 2023.

On February 13, 2023, the Company entered into a Revolving Credit Agreement with Platinum Bank (the “Lender”) and executed a variable rate (8.75% as of June 30, 2023) revolving promissory note of $7,000,000, expiring January 26, 2025. As collateral, the Company granted a security interest in and to all of the Company’s right, title and interest in certain assets on account at Platinum Bank, together with all financial assets, security entitlements with respect to such financial assets, investment property, securities and other property, to secure the payment and performance of the revolving credit agreement. The Company incurred $7,500 in debt issuance costs to be amortized over the term of the revolving note. There were no borrowings under the line of credit as of June 30, 2023.

Note 7 – Line of Credit

The Company, through the SportsHub Acquisition, has available a variable rate (8.25% as of December 31, 2022) bank line of credit for $5,000,000, expiring June 15, 2023. There was $4,120,651 outstanding as of December 31, 2022.